Discontinued Operations And Disposals (Details) - USD ($)		3 Months Ended			6 Months Ended		12 Months Ended
	Feb. 18, 2026	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Discontinued Operations and Disposals [Line Items]
Percentage of membership	100.00%
Interest expenses				$ 164,500	$ 136,402	$ 329,000	$ 711,291	$ 658,000
Membership interests value	$ 9,000,000
Gain on sale of subsidiary			$ 1,861,266
Subsequent Event [Member]
Discontinued Operations and Disposals [Line Items]
Percentage of membership	100.00%
Interest expenses	$ 9,000,000
Related Party [Member]
Discontinued Operations and Disposals [Line Items]
Gain on sale of subsidiary					$ 1,861,266